Subsequent Events (Details)	12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended								0 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 China Merchants Bank credit facility CNY	Dec. 31, 2011 China Merchants Bank term loan Prime Rate	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian USD ($)	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian CNY	Dec. 31, 2012 Bank of China term loan Sinovac Dalian USD ($)	Dec. 31, 2012 Bank of China term loan Sinovac Dalian CNY	Apr. 08, 2013 Subsequent Events Sinovac Beijing USD ($)	Apr. 08, 2013 Subsequent Events Sinovac Beijing CNY	Apr. 08, 2013 Subsequent Events Sinovac Beijing Sino Bioway item	Jan. 01, 2013 Subsequent Events China Merchants Bank credit facility USD ($)	Jan. 01, 2013 Subsequent Events China Merchants Bank credit facility CNY	Jan. 31, 2013 Subsequent Events China Merchants Bank term loan USD ($)	Jan. 31, 2013 Subsequent Events China Merchants Bank term loan CNY	Jan. 31, 2013 Subsequent Events China Merchants Bank term loan Prime Rate	Feb. 25, 2013 Subsequent Events Beijing Zhongguancun Development Group Sinovac Beijing USD ($)	Feb. 25, 2013 Subsequent Events Beijing Zhongguancun Development Group Sinovac Beijing CNY	Mar. 13, 2013 Subsequent Events Bank of China term loan Sinovac Dalian USD ($)	Mar. 13, 2013 Subsequent Events Bank of China term loan Sinovac Dalian CNY
Subsequent Events
Credit limit				30,000,000					$ 3,200,000	20,000,000						$ 4,800,000	30,000,000
Amount drawn down	16,787,057	11,391,836	19,989,083			6,000,000	963,082	6,000,000										1,600,000	10,000,000		962,510	6,000,000	804,674	5,000,000
Term of debt instrument																		1 year	1 year
Interest rate (as a percent)							0.36%	0.36%										6.60%	6.60%
Interest rate (as a percent)																							7.40%	7.40%
Net book value of assets pledged as collateral											14,000,000	87,380,000											14,000,000	87,380,000
Basis of interest rate					prime rate of a one-year term loan published by the People's Bank of China															rate for one year term loan set by the People's Bank of China
Interest rate amount over base rate (as a percent)					20.00%															10.00%
Board approved transfer of noncontrolling equity interest to Xiamen Bioway Biotech Co., Ltd (as a percent)															26.91%
The approved amount of staff welfare and bonus fund to be utilized to pay out annual bonus to the employees													$ 963,066	6,000,000
Number of operating lease agreements revised to reflect termination date of April 7, 2033															4